Income Tax And Social Contribution - Summary of Tax Effective Rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Tax Effective Rate [Line Items]
Profit (loss) before income taxes	R$ 257,842	R$ 212,600	R$ 192,115
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income tax benefit (expense) at statutory rates	R$ (87,666)	R$ (72,284)	R$ (65,319)
Reconciliation adjustments:
Expenses not detuctible	(392)	(93)	(323)
Tax loss compensation		0	361
Tax loss accrual		0	1,161
Tax benefits	825	440
Effect of presumed profit of subsidiaries	38,279	28,435	27,812
Adjustments For Share based Payments	(371)	0	0
Other additions (exclusions), net	98	56	(175)
Income taxes expenses	(49,227)	(43,446)	(36,483)
Current	(56,770)	(42,666)	(32,360)
Deferred	R$ 7,543	R$ (780)	R$ (4,123)
Effective rate	19.00%	20.00%	19.00%